TOTAL OPERATING COSTS - Narrative (Details) € in Millions	1 Months Ended	12 Months Ended			24 Months Ended
	Jan. 31, 2020 centre	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of other provisions [line items]
Restructuring expenses		€ 242	€ 80	€ 236
Accelerate Competitiveness
Disclosure of other provisions [line items]
Total expected cost of restructuring		380
Transformation of Cold Drink Operations
Disclosure of other provisions [line items]
Restructuring expenses		44	53
Supply Chain Site Closure in Great Britain
Disclosure of other provisions [line items]
Restructuring expenses					€ 20
Iberia and Germany | Accelerate Competitiveness
Disclosure of other provisions [line items]
Restructuring expenses		202
Germany | Site Closures In Germany
Disclosure of other provisions [line items]
Restructuring expenses		€ 78
Number of distribution centres | centre	5
Germany | Commercial Initiative
Disclosure of other provisions [line items]
Restructuring expenses			€ 24
Iberia | Supply Chain Site Closure in Iberia
Disclosure of other provisions [line items]
Restructuring expenses				€ 112